Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Earnings Per Share

All figures in £ millions	2023	2022	2021
Earnings for the year	380	244	178

Non-controlling interest	(2)	(2)	(1)
Earnings attributable to equity shareholders	378	242	177
Weighted average number of shares (millions)	711.5	738.1	754.1
Effect of dilutive share options (millions)	5.8	3.9	5.0
Weighted average number of shares (millions) for diluted earnings	717.3	742.0	759.1
Earnings per share (in pence per share)

Basic	53.1p	32.8p	23.5p

Diluted	52.7p	32.6p	23.3p